Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Balances and Transactions With Related Parties

	12.31.2019
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	75.3	—	—	—	1.1	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	(5.1)	—
Brazilian Air Force	364.4	226.9	—	—	—	(35.9)
Marinha do Brasil	0.6	4.4	—	—	—	(2.9)
Embraer Prev - Sociedade de Previdência Complementar	—	4.7	—	—	—	(19.7)
Brazilian Army	13.0	7.4	—	—	—	6.8
Financiadora de Estudo e Projetos – FINEP	—	12.7	—	30.6	(1.7)	—

	453.3	256.1	—	30.6	(5.7)	(51.7)

	12.31.2018
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	326.2	314.3	9.4	—	(4.2)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	71.8	—	119.7	(8.3)	—
Brazilian Air Force	42.3	90.3	—	—	—	(176.2)
Marinha do Brasil	0.9	—	—	—	—	(12.6)
Caixa Econômica Federal	—	—	—	—	—	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(14.4)
Brazilian Army	—	4.3	—	—	—	—
Financiadora de Estudo e Projetos – FINEP	—	13.0	—	43.5	(2.3)	—

	369.4	493.9	9.4	163.2	(14.8)	(203.2)

	12.31.2017*
	Financial	Operating
	Results	Results
Banco do Brasil S.A.	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(14.7)	—
Brazilian Air Force	—	(23.7)
Marinha do Brasil	—	(6.2)
Embraer Prev - Sociedade de Previdência Complementar	—	(22.9)
Brazilian Army	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	(2.9)	—

	(18.1)	(54.0)

Summary of Remuneration of Key Management Personnel

	12.31.2019	12.31.2018
Short-term benefits (i)	9.0	10.0
Share based payment	3.2	3.3
Labor contract termination	1.2	1.0

	13.4	14.3